Document and Entity Information	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 21, 2022
Entity Registrant Name	UNIVERSAL HEALTH SERVICES, INC.
Entity Central Index Key	0000352915
Entity Emerging Growth Company	false
Entity File Number	1-10765
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-2077891
Entity Address, Address Line One	UNIVERSAL CORPORATE CENTER
Entity Address, Address Line Two	367 SOUTH GULPH ROAD
Entity Address, City or Town	KING OF PRUSSIA
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19406
City Area Code	610
Local Phone Number	768-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class B Common Stock
Trading Symbol	UHS
Security Exchange Name	NYSE
Amendment Description	Departure and Compensatory Arrangements of a Certain Officer (b) (e)As previously disclosed on Form 8-K as filed on October 25, 2022, on October 22, 2022, Marvin G. Pember, Executive Vice President of the Company and President, Acute Care, who has been with the Company since 2011, informed us of his intention to retire from his position after a transition period following the commencement of employment of Edward H. Sim, the newly appointed Executive Vice President of the Company and President, Acute Care, whose employment commenced on December 5, 2022. On December 4, 2022, the Company and Marvin G. Pember (“Executive”) entered into a Separation Agreement and General Release (“Agreement”) effective as of December 31, 2022 (“Effective Date”). The Agreement provides for, among other things, the following: • The Executive’s employment with the Company (through a wholly-owned subsidiary) shall terminate on December 31, 2022 (the “Termination Date”). After the Termination Date, Executive shall cease to hold any position with the Company, or its affiliates, whether as an employee, officer, director or otherwise. • Executive shall be paid at the rate of $33,333.00 per full month ($400,000 annualized), less applicable taxes and deductions, each month through the December 31, 2023. • Notwithstanding the termination of his employment on the Termination Date, and at the sole discretion of the Company, Executive will be eligible for 2022 annual cash incentive in accordance with his pre-established, specified bonus formulae which is computed as follows: (i) 25% of his annual salary based upon the achievement of the corporate performance criteria, and; (ii) 75% of his annual salary based upon the achievement of the acute care divisional income targets. If the minimum thresholds for the pre-established corporate performance criteria and the acute care divisional income targets are not achieved; the Executive will be entitled to no annual cash incentive bonus for 2022. • All of Executive’s unvested stock options granted prior to the Termination Date will continue to vest until April 1, 2023, and Executive will have the right to exercise unexpired stock options, that have vested as of April 1, 2023, until April 1, 2024. All stock options that are scheduled to remain unvested as of April 1, 2023 will be cancelled as of the Termination Date. After April 1, 2024, all stock option agreements will be voided and all unexercised stock options shall be cancelled immediately. • All of the performance-based restricted stock units awarded to the Executive on March 23, 2022, which were scheduled to be earned based on the cumulative three-year growth in the Company’s consolidated earnings before interest, taxes and depreciation & amortization, as compared to a range of pre-established three-year growth thresholds, will be cancelled as of the Termination Date, and the Executive shall have no future rights in connection with this award. • Executive agreed to give the Company a general release and agreed that, for a period of two (2) years following the Termination Date, he shall not solicit Company employees or compete with the Company to the extent described in the Agreement.